UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A
                               AMENDMENT NO. 1 TO

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-05308
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                   PERRITT MICROCAP OPPORTUNITIES FUND, INC.
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               (Exact name of registrant as specified in charter)

             300 SOUTH WACKER DRIVE, SUITE 2880, CHICAGO, IL 60606
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              (Address of principal executive offices) (Zip code)

    GERALD W. PERRITT, 300 SOUTH WACKER DRIVE, SUITE 2880, CHICAGO, IL 60606
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                    (Name and address of agent for service)

                                 1-312-669-1650
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               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
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Date of reporting period:  FOR THE ANNUAL PERIOD OCTOBER 31, 2004
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                                Explanatory Note

On January 7, 2005, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the fiscal year ended October 31, 2004. The registrant hereby amends the original Certified Shareholder Report on Form N-CSR by replacing the certifications required by Section 302 of the Sarbanes-Oxley Act filed therewith with the certification required by Section 302 of the Sarbanes-Oxley Act filed with this Amendment No. 1. The amended certification is being filed to include certain required representations with respect to internal control over financial reporting.

This amendment does not reflect events occurring after the filing of the original Certified Shareholder Report on Form N-CSR and, other than amending the certification required by Section 302 of the Sarbanes-Oxley Act, does not modify or update the disclosures in the original Certified Shareholder Report on Form N-CSR in any way.

Item 11. Exhibits.
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(a)  (1) Code of ethics that is subject to the disclosure required by Item 2.
     Filed previously.

     (2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed previously.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this amended report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Perritt MicroCap Opportunities Fund, Inc.
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     By (Signature and Title)  /s/ Michael J. Corbett
                               -----------------------------
                               Michael J. Corbett, President

     Date       June 17, 2005
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this amended report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

     By (Signature and Title)*  /s/ Michael J. Corbett
                                -----------------------------
                                Michael J. Corbett, Treasurer

     Date       June 17, 2005
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